RELATED PARTIES (Schedule of Loans and Other Due to William Hill, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Loans and other due to William Hill, net	$ 1,972	$ 14,245
William Hill [Member]
Disclosure of transactions between related parties [line items]
Loan principals	12,500	12,500
Discounts	(2,492)	(465)
Accrued interest	677	421
Liability with respect to IP Option	3,450	3,450
Receivables on IP Option	(1,497)	(1,661)
Loans and other due to William Hill, net	$ 12,638	$ 14,245